Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information about Guarantees [Line Items]
Leases Use in Assets Not Yet Commenced	$ 33.4
South African Peruvian and Ghanaian Operations [member]
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 154.3	$ 207.6	$ 112.1